Deferred Income Taxes - Additional Information (Detail) - SGD ($)	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Unrecognised tax losses	$ 79,657,000	$ 42,775,000
Capital allowance	3,948,000	2,000
Merger and acquisition allowance	$ 10,424,000	$ 4,564,000